Shareholder Fees	Dec. 31, 2024
Prospectus #1 | CVT S&P 500 Index Portfolio | CVT S&P 500 Index Portfolio
Shareholder Fees:
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (load) (as a percentage of the lower of net asset value at purchase or redemption)	none
Prospectus #1 | CVT S&P MidCap 400 Index Portfolio | Class I
Shareholder Fees:
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (load) (as a percentage of the lower of net asset value at purchase or redemption)	none
Prospectus #1 | CVT S&P MidCap 400 Index Portfolio | Class F
Shareholder Fees:
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (load) (as a percentage of the lower of net asset value at purchase or redemption)	none
Prospectus #1 | CVT NASDAQ 100 Index Portfolio | Class I
Shareholder Fees:
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (load) (as a percentage of the lower of net asset value at purchase or redemption)	none
Prospectus #1 | CVT NASDAQ 100 Index Portfolio | Class F
Shareholder Fees:
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (load) (as a percentage of the lower of net asset value at purchase or redemption)	none
Prospectus #1 | CVT Russell 2000 Small Cap Index Portfolio | Class I
Shareholder Fees:
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (load) (as a percentage of the lower of net asset value at purchase or redemption)	none
Prospectus #1 | CVT Russell 2000 Small Cap Index Portfolio | Class F
Shareholder Fees:
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (load) (as a percentage of the lower of net asset value at purchase or redemption)	none
Prospectus #1 | CVT EAFE International Index Portfolio | Class I
Shareholder Fees:
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (load) (as a percentage of the lower of net asset value at purchase or redemption)	none
Prospectus #1 | CVT EAFE International Index Portfolio | Class F
Shareholder Fees:
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (load) (as a percentage of the lower of net asset value at purchase or redemption)	none
Prospectus #1 | CVT Investment Grade Bond Index Portfolio | Class I
Shareholder Fees:
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (load) (as a percentage of the lower of net asset value at purchase or redemption)	none
Prospectus #1 | CVT Investment Grade Bond Index Portfolio | Class F
Shareholder Fees:
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (load) (as a percentage of the lower of net asset value at purchase or redemption)	none
Prospectus #2 | CVT Volatility Managed Moderate Portfolio | Class F
Shareholder Fees:
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (load) (as a percentage of the lower of net asset value at purchase or redemption)	none
Prospectus #2 | CVT Volatility Managed Moderate Growth Portfolio | Class F
Shareholder Fees:
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (load) (as a percentage of the lower of net asset value at purchase or redemption)	none
Prospectus #2 | CVT Volatility Managed Growth Portfolio | Class F
Shareholder Fees:
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (load) (as a percentage of the lower of net asset value at purchase or redemption)	none